Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary Contractual Maturities of Undiscounted Cash Flows

In addition to the commitments disclosed in Note 29, the Company is obligated to the following contractual maturities of undiscounted cash flows:

	Carrying	Contractual			Years 4
	amount	cash flows	Year 1	Years 2 -3	and onwards

Accounts payable and accrued liabilities	$226,533	$226,533	$226,533	$-	$-
Long-term debt	945,975	833,722	44,101	149,799	639,822

Total	$1,172,508	$1,060,255	$270,634	$149,799	$639,822

Summary of Valuation Techniques and Key Inputs Used in Fair Value Measurement of Significant Level 2 Financial Instruments

The following table summarizes the valuation techniques and key inputs used in the fair value measurement of significant level 2 financial instruments:

Financial asset / financial liability	Valuation techniques	Key inputs
TerrAscend warrants	Black-Scholes option pricing model	Quoted prices in active market
AusCann options	Black-Scholes option pricing model	Quoted prices in active market
Convertible senior note	Convertible note pricing model	Quoted prices in over-the-counter broker market

Summary of Valuation Techniques and Significant Unobservable Inputs in Fair Value Measurement of Level 3 Financial Instruments

The following table summarizes the valuation techniques and significant unobservable inputs in the fair value measurement of significant level 3 financial instruments:

Financial asset / financial liability	Valuation techniques	Significant unobservable inputs	Relationship of unobservable inputs to fair value
TerrAscend exchangeable shares	Put option pricing model	Probability and timing of US legalization	Increase or decrease in probability of US legalization will result in an increase or decrease in fair value
HydRx shares	Market approach	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
Agripharm repayable debenture	Discounted cash flow	Discount rate	Increase or decrease in discount rate will result in a decrease or increase in fair value
		Future royalties	Increase in future royalties to be paid will result in an increase in fair value
SLANG warrants	Black-Scholes option pricing model	Probability and timing of US legalization	Increase or decrease in probability of US legalization will result in an increase or decrease in fair value
BC Tweed and Vert Mirabel Put liabilities	Discounted cash flow	Discount rate	Increase or decrease in discount rate will result in a decrease or increase in fair value
		Future wholesale price and production levels	Increase in future wholesale price and production levels will result in an increase in fair value